Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator [Abstract]
Net income/(loss) attributable to equity holders of the Company	SFr 45,442	SFr (50,951)	SFr (26,411)
Denominator [Abstract]
Weighted average number of ordinary shares outstanding (in shares)	70,603,611	61,838,228	57,084,295
Basic income/(loss) for the period attributable to equity holders (in CHF per share)	SFr 0.64	SFr (0.82)	SFr (0.46)
Effect of dilutive securities from equity incentive plans (in shares)	499,730	0	0
Weighted-average number of shares used to compute EPS basic and diluted (in shares)	71,103,341	61,838,228	57,084,295
Diluted income/(loss) for the period attributable to equity holders (in CHF per share)	SFr 0.64	SFr (0.82)	SFr (0.46)
Antidilutive securities [Abstract]
Share options issued and outstanding (in-the-money) (in shares)	1,081,836	1,472,589	1,341,042
Restricted share awards subject to future vesting (in shares)	0	109,041	122,014
Convertible shares (in shares)	911,261	0	0
Total (in shares)	1,993,097	1,581,630	1,463,056